STOCK OPTIONS AND WARRANTS (Restricted Stock and Options Granted) (Details)	1 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2013	Mar. 31, 2013	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted	651,000	4,200,000	84,000
Shares, Granted				16,153 [1]		1,160,714	773,099
Initial Appointment As Chairman of The Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					75,000
Shares, Granted					75,000
Initial Election or Appointment of Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					40,000
Shares, Granted					40,000
Initial Appointment As An Advisory Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					15,000
Shares, Granted					10,000
Annual Grant To Chairman of The Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					40,000
Shares, Granted					40,000
Annual Grant To Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					25,000
Shares, Granted					25,000
Annual Grant To Advisory Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					10,000
Shares, Granted					5,000
Non-Employee Director as Lead Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					15,000
Shares, Granted					15,000
Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted					10,000
Shares, Granted					10,000

[1]	in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.